Equity	3 Months Ended	12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026
Equity [Abstract]
Equity

3. Equity

The Company’s authorized capital stock consists of 700,000,000 shares of common stock, par value $0.0001 per share, and 30,000,000 shares of preferred stock, par value $0.0001 per share. As of June 30, 2026, there were 8,636,186 shares of common stock, 6,013,500 shares of Series B Preferred Stock and no shares of Series C Preferred Stock issued and outstanding.

Series B Preferred Stock

On October 4, 2024, the Company filed an Articles of Amendment to Articles of Incorporation of the Company with the Florida Division of Corporation to increase the Company’s authorized shares of Series B preferred stock, par value $0.0001 per share (the “Series B Shares”), from 2,000,000 shares to 10,000,000 shares, which became effective as of October 7, 2024. Each Series B Share has a voting right equal to 100 shares of common stock of the Company, and Series B Share is not convertible into common stock, is not entitled to any dividend, and does not have redemption rights prior to the execution of the Shareholder Agreement with Mr. Zheng on October 1, 2025. Holders of Series B share have the co-sale right and right of first refusal and will not be required to sell their shares of Series B Preferred Stock on the same terms or conditions of a sale by a majority stockholder. However, holders of Series B Shares do not have pre-emptive rights.

On October 9, 2024, the Company entered into a securities subscription agreement (the “Securities Subscription Agreement”) with Huihe Zheng, the Company’s Chief Executive Officer, President, and Chairman of the Board. Pursuant to the Securities Subscription Agreement, the Company issued 6,000,000 Series B Shares to Mr. Zheng at a purchase price of $0.10 per share, in exchange for the cancellation by Mr. Zheng of a portion of the currently outstanding principal amount of the debt owed by the Company to Mr. Zheng, in the amount of US$600,000, which was loaned by Mr. Zheng to the Company providing for its working capital and general corporate expenses.

On October 1, 2025, Mr. Zheng entered into the Shareholder Agreement relating to his shares of Series B Preferred Stock, pursuant to which he agreed to restrictions on the sale, assignment, or transfer of such shares and waived any co-sales rights. The agreement also provides for the Company’s repurchase of all shares of Series B Preferred Stock held by Mr. Zheng upon the occurrence of change-of-control events. Such redemption shall be effected at a per share price of $0.001 (the “repurchase price”), with the aggregate redemption value amounting to $6,013.50.

Upon execution of the Shareholder Agreement, because the Series B preferred stock is contingently redeemable upon the occurrence of events that are not solely within the Company’s control, the Company reclassified all 6,013,500 Series B preferred stock from preferred stock — permanent equity to temporary equity at its then-current carrying amount of $812,851.

Pursuant to the Shareholder Agreement, upon the occurrence of a qualifying change in control event, the Company is required to repurchase the Series B preferred stock held by Mr. Zheng at the repurchase price. As of June 30, 2026, the aggregate redemption value based on shares outstanding would have been less than the carrying amount of the redeemable Series B preferred stock; therefore, the Company recorded no accretion and continued to present the redeemable Series B preferred stock at its carrying amount of $812,851 as of June 30, 2026.

Series C Preferred Stock

The holders of Series C Preferred Stock are entitled to receive any dividends or distributions paid in respect of the common stock on an as-converted basis. Except as provided in the Certificate of Designation or as otherwise required by law, holders of Series C Preferred Stock are entitled to vote, together with the holders of common stock, on an as-converted basis on all matters submitted to a vote of the holders of common stock. Each share of Series C Preferred Stock is convertible into common stock at a conversion rate of 30-for-374 or approximately 0.11-for-1. The conversion rate is subject to proportionate adjustments for stock splits, reverse stock splits and similar events. However, holders of Series C Preferred Stock do not have redemption rights.

On September 22, 2025, Mr. Huihe Zheng, the Company’s CEO and chairman, converted 531,886 shares of Series C Preferred Stock into 58,507 shares of common stock, at an adjusted conversion rate of 0.11 for 1. After the conversion, no shares of Series C Preferred Stock are issued and outstanding.

2025 Reverse Stock Split

On September 19, 2025, the Company effected a reverse split of its issued and outstanding shares of common stock at a ratio of 1-for-34. As a result of the 2025 Reverse Stock Split, each 34 shares of the common stock issued and outstanding prior to the split were combined into one share of the common stock issued and outstanding after the 2025 Reverse Stock Split, the total number of issued and outstanding shares of common stock decreased from 291,563,930 to 8,577,679. The 2025 Reverse Stock Split had no impact on the Company’s issued and outstanding shares of preferred stock other than that the conversion rate and voting rights of its Series C Convertible Preferred Stock were proportionately adjusted. The 2025 Reverse Stock Split has been retrospectively applied to the financial statements for the three months ended June 30, 2025.

YeeTah is a licensed insurance broker company in Hong Kong and subject to certain Hong Kong insurance broker requirements regarding its share capital and net assets. As per the requirements, a licensed insurance broker company must at all times maintain a paid-up share capital of not less than US$64,103 (HK$500,000) and net assets of not less than US$64,103 (HK$500,000). YeeTah was in compliance with the applicable minimum paid-up share capital and net assets requirements as of June 30, 2026.

3. Equity

The Company’s authorized capital stock consists of 700,000,000 shares of common stock, par value $0.0001 per share, and 30,000,000 shares of preferred stock, par value $0.0001 per share. As of March 31, 2026, there were 8,636,186 shares of common stock, 6,013,500 shares of Series B Preferred Stock and no shares of Series C Preferred Stock issued and outstanding.

Series B Preferred Stock

On October 4, 2024, the Company filed an Articles of Amendment to Articles of Incorporation of the Company with the Florida Division of Corporation to increase the Company’s authorized shares of Series B preferred stock, par value $0.0001 per share (the “Series B Shares”), from 2,000,000 shares to 10,000,000 shares, which became effective as of October 7, 2024. Each Series B Share has a voting right equal to 100 shares of common stock of the Company, and Series B Share is not convertible into common stock, is not entitled to any dividend, and does not have redemption rights prior to the execution of the Shareholder Agreement with Mr. Zheng on October 1, 2025. Holders of Series B share have the co-sale right and right of first refusal and will not be required to sell their shares of Series B Preferred Stock on the same terms or conditions of a sale by a majority stockholder. However, holders of Series B Shares do not have pre-emptive rights.

On October 9, 2024, the Company entered into a securities subscription agreement (the “Securities Subscription Agreement”) with Huihe Zheng, the Company’s Chief Executive Officer, President, and Chairman of the Board. Pursuant to the Securities Subscription Agreement, the Company issued 6,000,000 Series B Shares to Mr. Zheng at a purchase price of $0.10 per share, in exchange for the cancellation by Mr. Zheng of a portion of the currently outstanding principal amount of the debt owed by the Company to Mr. Zheng, in the amount of US$600,000, which was loaned by Mr. Zheng to the Company providing for its working capital and general corporate expenses.

On October 1, 2025, Mr. Zheng entered into the Shareholder Agreement with the Company, pursuant to which Mr. Zheng agreed not to sell, assign, or otherwise transfer, or enter into any contract or arrangement to effect any such sale, assignment or transfer of any share of the Series B Preferred Stock held by Mr. Zheng. Mr. Zheng has further agreed to waive any co-sales rights enjoyed by holders of Series B Preferred Stock pursuant to the Articles of Incorporation, as amended on October 4, 2024. Pursuant to the agreement, upon the occurrence of (i) any merger, consolidation, stock sale, asset sale, or other transaction or series of related transactions in which a person or group (other than Mr. Zheng) acquires, directly or indirectly, ownership of more than 50% of the voting power of the Company or all or substantially all of the Company’s assets, or (ii) any transaction or series of related transactions that results in a change in the power to elect a majority of the Company’s board of directors, the Company shall repurchase all of the shares of Series B Preferred Stock held by Mr. Zheng for a purchase price of $0.001 per share. Such redemption shall be effected at a per share price of $0.001 (the “repurchase price”), with the aggregate redemption value amounting to $6,013.50.

Upon execution of the Shareholder Agreement, because the Series B preferred stock is contingently redeemable upon the occurrence of events that are not solely within the Company’s control, the Company reclassified all 6,013,500 Series B preferred stock from preferred stock — permanent equity to temporary equity at its then-current carrying amount of $812,851. The reclassification and related activity are presented in the Statement of Changes in Temporary Equity and Stockholders’ Equity for the year ended March 31, 2026.

Pursuant to the Shareholder Agreement, upon the occurrence of a qualifying change in control event, the Company is required to repurchase the Series B preferred stock held by Mr. Zheng at the repurchase price. As of March 31, 2026, the aggregate redemption value based on shares outstanding would have been less than the carrying amount of the redeemable Series B preferred stock; therefore, the Company recorded no accretion and continued to present the redeemable Series B preferred stock at its carrying amount of $812,851 as of March 31, 2026.

Series C Preferred Stock

The holders of Series C Preferred Stock are entitled to receive any dividends or distributions paid in respect of the common stock on an as-converted basis. Except as provided in the Certificate of Designation or as otherwise required by law, holders of Series C Preferred Stock are entitled to vote, together with the holders of common stock, on an as-converted basis on all matters submitted to a vote of the holders of common stock. Each share of Series C Preferred Stock is convertible into common stock at a conversion rate of 30-for-374 or approximately 0.11-for-1. The conversion rate is subject to proportionate adjustments for stock splits, reverse stock splits and similar events. However, holders of Series C Preferred Stock do not have redemption rights.

On September 22, 2025, Mr. Huihe Zheng, the Company’s CEO and chairman, converted 531,886 shares of Series C Preferred Stock into 58,507 shares of common stock, at an adjusted conversion rate of 0.11 for 1. After the conversion, no shares of Series C Preferred Stock are issued and outstanding.

2024 Forward Stock Split

On April 5, 2024, the Company effected a forward split of its issued and outstanding shares of common stock at a ratio of 10-for-1. As a result of the 2024 Forward Stock Split, each issued and outstanding share of the Company’s common stock prior to the effective time of the Forward Stock Split are split into ten shares of common stock and the total number of issued and outstanding shares of common stock increases from 29,156,393 shares to 291,563,930 shares. The 2024 Forward Stock Split has no impact on the Company’s issued and outstanding shares of preferred stock other than that the conversion rate and voting rights of its Series C Convertible Preferred Stock will be proportionately adjusted.

2025 Reverse Stock Split

On September 19, 2025, the Company effected a reverse split of its issued and outstanding shares of common stock at a ratio of 1-for-34. As a result of the 2025 Reverse Stock Split, each 34 shares of the common stock issued and outstanding prior to the split were combined into one share of the common stock issued and outstanding after the 2025 Reverse Stock Split, the total number of issued and outstanding shares of common stock decreased from 291,563,930 to 8,577,679. The 2025 Reverse Stock Split had no impact on the Company’s issued and outstanding shares of preferred stock other than that the conversion rate and voting rights of our Series C Convertible Preferred Stock were proportionately adjusted. The 2025 Reverse Stock Split has been retrospectively applied to the financial statements for the fiscal year ended March 31, 2025.

YeeTah is a licensed insurance broker company in Hong Kong and subject to certain Hong Kong insurance broker requirements regarding its share capital and net assets. As per the requirements, a licensed insurance broker company must at all times maintain a paid-up share capital of not less than US$64,103 (HK$500,000) and net assets of not less than US$64,103 (HK$500,000). YeeTah was in compliance with the applicable minimum paid-up share capital and net assets requirements as of March 31, 2026.